Events after the reporting date (Details Text) - USD ($)	3 Months Ended	12 Months Ended
	Feb. 26, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividend Payment [Abstract]
Payment	$ 7,100,000
Per share Common	$ 0.05	$ 0.08	$ 0.20	$ 0.71